Unaudited Condensed Financial Information of the Parent Company (Tables) - Parent [Member]	12 Months Ended
Dec. 31, 2022
Unaudited Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of Parent Company Balance Sheets	The Company did not pay any dividend for the periods presented. As of December 31, 2022 and 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.
	As of December 31,
	2022	2021
ASSETS	Restated
CURRENT ASSETS
Cash and cash equivalents	$285,916	$784,176
Restricted cash	700,094	-
Due from related parties	5,168	5,168
Short-term investment	3,336,256	5,961,605
Advance to suppliers	7,694	13,727
Prepaid expenses and other current assets	2,994,975	1,011,542
TOTAL CURRENT ASSETS	7,330,103	7,776,218

NON-CURRENT ASSETS
Restricted cash	-	700,060
Long term prepayments and other non-current assets	-	2,000,000
Investment in subsidiaries and VIE	24,481,840	41,438,198
TOTAL NON-CURRENT ASSETS	24,481,840	44,138,258

TOTAL ASSETS	31,811,943	51,914,476

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	15,550	211,430
TOTAL CURRENT LIABILITIES	15,550	211,430

TOTAL LIABILITES	15,550	211,430

EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 24,528,000 shares issued and outstanding as of December 31, 2021; 25,361,550 shares issued and outstanding as of December 31, 2022)	2,536	2,453
Additional paid-in capital	34,696,702	31,966,816
Statutory reserves	2,477,940	2,473,801
(Accumulated deficits) Retained earnings	(5,380,785)	17,259,976
TOTAL EQUITY	31,796,393	51,703,046

TOTAL LIABILITIES AND EQUITY	$31,811,943	$51,914,476

Schedule of Parent Company Statements of Operations and Comprehensive (Loss) Income
	For the years ended December 31,
	2022	2021	2020
	Restated
REVENUES, NET	$-	$-	$73,744

COSTS OF REVENUES	8,188	-	-

GROSS (LOSS) PROFIT	(8,188)	-	73,744

OPERATING EXPENSES	3,578,664	1,010,536	50,000

(LOSS) PROFIT FROM OPERATIONS	(3,586,852)	(1,010,536)	23,744

OTHER (EXPENSES) INCOME	(2,403,412)	(1,904,135)	4,459

(LOSS) PROFIT BEFORE EQUITY IN (LOSS) EARNINGS OF SUBSIDIARIES AND VIE	(5,990,264)	(2,914,671)	28,203

Equity in (loss) earnings of subsidiaries and VIE	(16,646,358)	(5,488,589)	12,059,324

NET (LOSS) INCOME ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(22,636,622)	(8,403,260)	12,087,527
Foreign currency translation adjustment	-	-	-
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$(22,636,622)	$(8,403,260)	$12,087,527

Schedule of Parent Company Statements of Cash Flows
	For the years ended December 31,
	2022	2021	2020

Net cash used in operating activities	(808,226)	(1,015,145)	(52,994)

Net cash used in investing activities	-	(25,825,000)	-

Net cash provided by financing activities	310,000	28,249,093	128,282

(Decrease) increase in cash and cash equivalents	(498,226)	1,408,948	75,288

Cash, cash equivalents and restricted cash, beginning of year	1,484,236	75,288	-
Cash, cash equivalents and restricted cash, end of year	$986,010	$1,484,236	$75,288

Cash, cash equivalents and restricted cash, end of year	986,010	1,484,236	75,288
Less: restricted cash	700,094	700,060	-
Cash and cash equivalents, end of year	285,916	784,176	75,288